Results for the Year - Income tax - Deferred tax (Details) kr in Millions	12 Months Ended
	Dec. 31, 2020 DKK (kr)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2020 USD ($)
Income tax expense :
Loss before tax			$ (6,449,000)		$ (4,221,000)		$ (8,926,000)
Tax benefit at the Company's statutory income tax rate			1,419,000		929,000		1,964,000
Non-deductible expenses for tax purposes			(6,000)				(2,000)
Effect of higher tax rate in Germany			(6,000)		(6,000)		(7,000)
Unrecognized deferred tax assets			$ (1,407,000)		$ (923,000)		(1,912,000)
Adjustment related to prior year							161,000
Income tax benefit reported in the statement of profit or loss							$ 204,000
Effective tax rate (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%	2.30%	2.30%
Income tax receivable					$ 178,000					$ 196,000
Deferred tax
Unrecognized deferred tax assets					6,407,000					8,484,000
Cash payments to equity awards		€ 248,000	$ 278,000	€ 596,000	$ 670,000	€ 650,000	$ 761,000	€ 36,200,000	$ 43,400,000
Tax loss carryforwards		€ 11,900,000								14,600,000
Denmark
Income tax expense :
Statutory tax rates (as a percent)	22.00%	22.00%	22.00%	22.00%	22.00%	22.00%	22.00%
Income tax receivable					$ 178,000					196,000
Deferred tax
Percentage of threshold taxable income limit to use tax carry forwards	100.00%	100.00%	100.00%
Threshold taxable income limit to use tax carry forwards	kr 8.6		$ 1,400,000
Percentage of taxable income above threshold limit to use tax carry forwards	60.00%	60.00%	60.00%
Germany
Income tax expense :
Statutory tax rates (as a percent)	31.90%	31.90%	31.90%	31.90%	31.90%	31.90%	31.90%
Deferred tax
Percentage of threshold taxable income limit to use tax carry forwards	100.00%	100.00%	100.00%
Threshold taxable income limit to use tax carry forwards		€ 1,000,000	$ 1,200,000
Percentage of taxable income above threshold limit to use tax carry forwards	60.00%	60.00%	60.00%
Tax effect of tax loss carry forwards
Deferred tax
Unrecognized deferred tax assets					$ 5,770,000					7,997,000
Share-based payment
Deferred tax
Unrecognized deferred tax assets					631,000					480,000
Other
Deferred tax
Unrecognized deferred tax assets					6,000					7,000
Unused tax losses | Denmark
Deferred tax
Unrecognized deductible temporary differences					6,768,000		$ 4,276,000			15,091,000
Unused tax losses | Germany
Deferred tax
Unrecognized deductible temporary differences					13,409,000		13,793,000			14,646,000
Other temporary differences primarily share based payments [Member] | Denmark
Deferred tax
Unrecognized deductible temporary differences					$ 2,896,000		$ 2,107,000			$ 2,215,000